Property and Equipment, Net	12 Months Ended
Jun. 30, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
Property and Equipment, Net

7.	PROPERTY AND EQUIPMENT, NET

	As of June 30,
	2015	2016
	RMB	RMB
Electronic equipment	80,231	91,400
Furniture and office equipment	13,142	14,832
Leasehold improvements	30,141	36,346
Motor vehicles	1,434	1,097
Less: accumulated depreciation	(75,242)	(92,836)
Net book value	49,706	50,839

Depreciation expenses were RMB18,364, RMB23,371 and RMB25,087 for the years ended June 30, 2014, 2015 and 2016.

Loss from disposal of property and equipment amounted to RMB104, RMB372 and RMB117 for the years ended June 30, 2014, 2015 and 2016.